Share based payment reserve (Details 1)		9 Months Ended	12 Months Ended
		May 31, 2022 shares $ / shares	Aug. 31, 2021 shares $ / shares
IfrsStatementLineItems [Line Items]
Ending balance | shares		5,336,000
Weighted average exercise price, ending balance | $ / shares	[1]	$ 0.41
Stock Options [member]
IfrsStatementLineItems [Line Items]
Beginning balance | shares		7,351,000	7,352,000
Weighted average exercise price, beginning balance | $ / shares		$ 0.41	$ 0.41
Options exercised | shares		(450,000)	(1,000)
Weighted average exercise price, options exercised | $ / shares		$ 0.42	$ 0.40
Options expired | shares		(1,565,000)
Weighted average exercise price, options expired | $ / shares		$ 0.41
Ending balance | shares		5,336,000	7,351,000
Weighted average exercise price, ending balance | $ / shares		$ 0.41	$ 0.41

[1]	Total represents weighted average.